Quarterly Schedules of
Portfolio Holdings
July 31, 2019
Target Retirement Funds

Institutional Class
Harbor Target Retirement Income Fund	HARAX
Harbor Target Retirement 2015 Fund	HARGX
Harbor Target Retirement 2020 Fund	HARJX
Harbor Target Retirement 2025 Fund	HARMX
Harbor Target Retirement 2030 Fund	HARPX
Harbor Target Retirement 2035 Fund	HARUX
Harbor Target Retirement 2040 Fund	HARYX
Harbor Target Retirement 2045 Fund	HACCX
Harbor Target Retirement 2050 Fund	HAFFX
Harbor Target Retirement 2055 Fund	HATRX

Harbor Target Retirement Income Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—19.9%
Shares		Value
2,274	Harbor Capital Appreciation Fund	$172
7,878	Harbor Strategic Growth Fund	173
15,730	Harbor Mid Cap Growth Fund	175
12,197	Harbor Small Cap Growth Fund	160
25,807	Harbor Large Cap Value Fund	411
12,997	Harbor Mid Cap Value Fund	266
5,947	Harbor Small Cap Value Fund	197
9,011	Harbor International Fund	335
31,307	Harbor Diversified International All Cap Fund	336
21,696	Harbor International Growth Fund	338
4,864	Harbor Global Leaders Fund	146
TOTAL EQUITY FUNDS
(Cost $2,614)		2,709

FIXED INCOME FUNDS—70.1%
Shares		Value
108,124	Harbor High-Yield Bond Fund	$1,068
73,136	Harbor High-Yield Opportunities Fund	712
341,070	Harbor Core Bond Fund	3,575
152,629	Harbor Bond Fund	1,781
256,994	Harbor Real Return Fund	2,395
TOTAL FIXED INCOME FUNDS
(Cost $9,318)		9,531

SHORT-TERM INVESTMENTS—10.0%
(Cost $1,355)
1,354,882	Harbor Money Market Fund	1,355
TOTAL INVESTMENTS—100.0%
(Cost $13,287)		13,595
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		2
TOTAL NET ASSETS—100.0%		$13,597

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2018 through July 31, 2019.
Underlying Funds	Beginning Balance as of 11/01/2018 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Capital Appreciation Fund	$164	$67	$(66)	$(2)	$9	$15	$–
Harbor Strategic Growth Fund	162	41	(50)	18	2	4	1
Harbor Mid Cap Growth Fund	169	81	(86)	(5)	16	27	–
Harbor Small Cap Growth Fund	148	81	(63)	(11)	5	29	–
Harbor Large Cap Value Fund	385	105	(122)	14	29	6	4
Harbor Mid Cap Value Fund	251	99	(77)	(12)	5	14	4
Harbor Small Cap Value Fund	183	79	(68)	(13)	16	16	1
Harbor International Fund	319	181	(60)	(77)	(28)	116	5
Harbor Diversified International All Cap Fund	319	70	(64)	9	2	9	4
Harbor International Growth Fund	323	72	(101)	25	19	–	2
Harbor Global Leaders Fund	137	31	(46)	11	13	3	–
Harbor High-Yield Bond Fund	983	223	(158)	16	4	–	46
Harbor High-Yield Opportunities Fund	655	147	(105)	20	(5)	–	29
Harbor Core Bond Fund	–	3,731	(311)	149	6	–	47
Harbor Bond Fund	4,913	609	(3,864)	371	(248)	–	83
Harbor Real Return Fund	2,194	510	(421)	170	(58)	–	47
Harbor Money Market Fund	1,256	306	(207)	–	–	–	20
Total	$12,561	$6,433	$(5,869)	$683	$(213)	$239	$293

Harbor Target Retirement 2015 Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—19.8%
Shares		Value
644	Harbor Capital Appreciation Fund	$49
2,233	Harbor Strategic Growth Fund	49
4,443	Harbor Mid Cap Growth Fund	50
3,435	Harbor Small Cap Growth Fund	45
7,279	Harbor Large Cap Value Fund	116
3,671	Harbor Mid Cap Value Fund	75
1,665	Harbor Small Cap Value Fund	55
2,563	Harbor International Fund	95
8,878	Harbor Diversified International All Cap Fund	95
6,193	Harbor International Growth Fund	97
1,378	Harbor Global Leaders Fund	41
TOTAL EQUITY FUNDS
(Cost $736)		767

FIXED INCOME FUNDS—70.2%
Shares		Value
30,770	Harbor High-Yield Bond Fund	$304
20,791	Harbor High-Yield Opportunities Fund	203
97,074	Harbor Core Bond Fund	1,017
43,499	Harbor Bond Fund	508
73,213	Harbor Real Return Fund	682
TOTAL FIXED INCOME FUNDS
(Cost $2,648)		2,714

SHORT-TERM INVESTMENTS—10.0%
(Cost $387)
387,123	Harbor Money Market Fund	387
TOTAL INVESTMENTS—100.0%
(Cost $3,771)		3,868
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$3,868

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2018 through July 31, 2019.
Underlying Funds	Beginning Balance as of 11/01/2018 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Capital Appreciation Fund	$70	$25	$(48)	$1	$1	$6	$–
Harbor Strategic Growth Fund	69	14	(41)	5	2	2	–
Harbor Mid Cap Growth Fund	72	29	(55)	1	3	12	–
Harbor Small Cap Growth Fund	64	30	(45)	(1)	(3)	13	–
Harbor Large Cap Value Fund	164	36	(99)	(7)	22	3	1
Harbor Mid Cap Value Fund	107	35	(65)	(3)	1	6	2
Harbor Small Cap Value Fund	79	27	(52)	(6)	7	7	–
Harbor International Fund	136	71	(67)	(2)	(43)	49	2
Harbor Diversified International All Cap Fund	136	23	(69)	2	3	4	2
Harbor International Growth Fund	138	23	(81)	3	14	–	1
Harbor Global Leaders Fund	57	11	(36)	(1)	10	1	–
Harbor High-Yield Bond Fund	384	62	(150)	8	–	–	16
Harbor High-Yield Opportunities Fund	257	42	(101)	8	(3)	–	10
Harbor Core Bond Fund	–	1,406	(439)	42	8	–	15
Harbor Bond Fund	1,821	206	(1,563)	114	(70)	–	29
Harbor Real Return Fund	789	191	(335)	39	(2)	–	16
Harbor Money Market Fund	449	113	(175)	–	–	–	7
Total	$4,792	$2,344	$(3,421)	$203	$(50)	$103	$101

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2020 Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—31.8%
Shares		Value
6,595	Harbor Capital Appreciation Fund	$498
22,884	Harbor Strategic Growth Fund	501
47,613	Harbor Mid Cap Growth Fund	529
37,067	Harbor Small Cap Growth Fund	487
73,904	Harbor Large Cap Value Fund	1,177
38,067	Harbor Mid Cap Value Fund	780
17,634	Harbor Small Cap Value Fund	585
27,078	Harbor International Fund	1,007
93,726	Harbor Diversified International All Cap Fund	1,007
64,630	Harbor International Growth Fund	1,006
13,433	Harbor Global Leaders Fund	403
TOTAL EQUITY FUNDS
(Cost $7,749)		7,980

FIXED INCOME FUNDS—61.2%
Shares		Value
226,180	Harbor High-Yield Bond Fund	$2,235
152,808	Harbor High-Yield Opportunities Fund	1,488
542,246	Harbor Core Bond Fund	5,683
243,220	Harbor Bond Fund	2,838
336,256	Harbor Real Return Fund	3,134
TOTAL FIXED INCOME FUNDS
(Cost $15,043)		15,378

SHORT-TERM INVESTMENTS—7.0%
(Cost $1,763)
1,762,552	Harbor Money Market Fund	1,763
TOTAL INVESTMENTS—100.0%
(Cost $24,555)		25,121
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		3
TOTAL NET ASSETS—100.0%		$25,124

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2018 through July 31, 2019.
Underlying Funds	Beginning Balance as of 11/01/2018 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Capital Appreciation Fund	$543	$202	$(266)	$(8)	$27	$49	$1
Harbor Strategic Growth Fund	537	119	(213)	51	7	13	2
Harbor Mid Cap Growth Fund	584	266	(352)	(18)	49	94	–
Harbor Small Cap Growth Fund	523	253	(265)	(27)	3	104	–
Harbor Large Cap Value Fund	1,274	297	(525)	10	121	20	12
Harbor Mid Cap Value Fund	843	282	(321)	(39)	15	46	14
Harbor Small Cap Value Fund	638	230	(287)	(52)	56	56	2
Harbor International Fund	1,079	534	(250)	(228)	(128)	390	16
Harbor Diversified International All Cap Fund	1,079	163	(270)	26	9	30	13
Harbor International Growth Fund	1,091	163	(386)	69	69	–	8
Harbor Global Leaders Fund	431	90	(187)	21	48	10	–
Harbor High-Yield Bond Fund	2,417	364	(591)	46	(1)	–	104
Harbor High-Yield Opportunities Fund	1,611	236	(388)	46	(17)	–	65
Harbor Core Bond Fund	–	6,227	(799)	237	18	–	76
Harbor Bond Fund	8,426	981	(6,773)	535	(331)	–	139
Harbor Real Return Fund	3,052	705	(775)	180	(28)	–	65
Harbor Money Market Fund	1,426	673	(336)	–	–	–	26
Total	$25,554	$11,785	$(12,984)	$849	$(83)	$812	$543

Harbor Target Retirement 2025 Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—42.2%
Shares		Value
6,918	Harbor Capital Appreciation Fund	$522
24,040	Harbor Strategic Growth Fund	527
50,904	Harbor Mid Cap Growth Fund	566
39,864	Harbor Small Cap Growth Fund	524
77,899	Harbor Large Cap Value Fund	1,240
40,375	Harbor Mid Cap Value Fund	827
18,988	Harbor Small Cap Value Fund	631
28,437	Harbor International Fund	1,057
98,631	Harbor Diversified International All Cap Fund	1,059
67,635	Harbor International Growth Fund	1,053
13,911	Harbor Global Leaders Fund	417
TOTAL EQUITY FUNDS
(Cost $8,275)		8,423

FIXED INCOME FUNDS—57.8%
Shares		Value
218,741	Harbor High-Yield Bond Fund	$2,161
147,903	Harbor High-Yield Opportunities Fund	1,441
381,158	Harbor Core Bond Fund	3,995
170,965	Harbor Bond Fund	1,995
210,014	Harbor Real Return Fund	1,957
TOTAL FIXED INCOME FUNDS
(Cost $11,332)		11,549
TOTAL INVESTMENTS—100.0%
(Cost $19,607)		19,972
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$19,972

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2018 through July 31, 2019.
Underlying Funds	Beginning Balance as of 11/01/2018 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Capital Appreciation Fund	$471	$200	$(174)	$12	$13	$42	$1
Harbor Strategic Growth Fund	464	122	(121)	54	8	11	2
Harbor Mid Cap Growth Fund	511	253	(240)	14	28	82	–
Harbor Small Cap Growth Fund	458	234	(158)	(5)	(5)	91	–
Harbor Large Cap Value Fund	1,100	312	(306)	66	68	18	12
Harbor Mid Cap Value Fund	732	295	(184)	(17)	1	40	12
Harbor Small Cap Value Fund	556	239	(177)	(7)	20	49	2
Harbor International Fund	935	579	(148)	(229)	(80)	341	14
Harbor Diversified International All Cap Fund	935	254	(166)	27	9	26	11
Harbor International Growth Fund	947	224	(252)	93	41	–	7
Harbor Global Leaders Fund	367	98	(115)	36	31	8	–
Harbor High-Yield Bond Fund	2,040	555	(475)	64	(23)	–	94
Harbor High-Yield Opportunities Fund	1,359	365	(311)	42	(14)	–	59
Harbor Core Bond Fund	–	4,232	(410)	162	11	–	52
Harbor Bond Fund	5,090	841	(4,070)	274	(140)	–	88
Harbor Real Return Fund	1,686	540	(360)	102	(11)	–	37
Total	$17,651	$9,343	$(7,667)	$688	$(43)	$708	$391

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2030 Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—49.6%
Shares		Value
16,420	Harbor Capital Appreciation Fund	$1,240
32,588	Harbor Strategic Growth Fund	714
95,267	Harbor Mid Cap Growth Fund	1,059
75,398	Harbor Small Cap Growth Fund	991
145,796	Harbor Large Cap Value Fund	2,321
76,143	Harbor Mid Cap Value Fund	1,560
35,974	Harbor Small Cap Value Fund	1,194
52,787	Harbor International Fund	1,962
182,753	Harbor Diversified International All Cap Fund	1,963
126,345	Harbor International Growth Fund	1,967
25,590	Harbor Global Leaders Fund	768
TOTAL EQUITY FUNDS
(Cost $15,023)		15,739

FIXED INCOME FUNDS—50.4%
Shares		Value
348,975	Harbor High-Yield Bond Fund	$3,448
236,112	Harbor High-Yield Opportunities Fund	2,300
380,369	Harbor Core Bond Fund	3,986
340,791	Harbor Bond Fund	3,977
246,731	Harbor Real Return Fund	2,299
TOTAL FIXED INCOME FUNDS
(Cost $15,785)		16,010
TOTAL INVESTMENTS—100.0%
(Cost $30,808)		31,749
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$31,749

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2018 through July 31, 2019.
Underlying Funds	Beginning Balance as of 11/01/2018 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Capital Appreciation Fund	$1,150	$424	$(379)	$(20)	$65	$104	$2
Harbor Strategic Growth Fund	568	203	(137)	75	5	14	2
Harbor Mid Cap Growth Fund	942	381	(330)	8	58	152	–
Harbor Small Cap Growth Fund	847	412	(240)	(32)	4	170	–
Harbor Large Cap Value Fund	2,008	542	(463)	143	91	32	22
Harbor Mid Cap Value Fund	1,342	538	(281)	(34)	(5)	74	23
Harbor Small Cap Value Fund	1,021	432	(272)	(31)	44	91	4
Harbor International Fund	1,726	1,064	(244)	(418)	(166)	637	25
Harbor Diversified International All Cap Fund	1,725	458	(279)	54	5	49	21
Harbor International Growth Fund	1,745	352	(369)	194	45	–	13
Harbor Global Leaders Fund	669	149	(169)	84	35	15	–
Harbor High-Yield Bond Fund	3,116	790	(520)	69	(7)	–	147
Harbor High-Yield Opportunities Fund	2,076	515	(334)	60	(17)	–	92
Harbor Core Bond Fund	–	4,139	(326)	164	9	–	51
Harbor Bond Fund	7,081	1,115	(4,446)	452	(225)	–	136
Harbor Real Return Fund	1,957	590	(353)	108	(3)	–	43
Total	$27,973	$12,104	$(9,142)	$876	$(62)	$1,338	$581

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2035 Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—59.6%
Shares		Value
12,829	Harbor Capital Appreciation Fund	$968
22,263	Harbor Strategic Growth Fund	488
71,015	Harbor Mid Cap Growth Fund	790
55,664	Harbor Small Cap Growth Fund	731
107,970	Harbor Large Cap Value Fund	1,719
56,218	Harbor Mid Cap Value Fund	1,152
26,426	Harbor Small Cap Value Fund	877
39,455	Harbor International Fund	1,467
136,604	Harbor Diversified International All Cap Fund	1,467
94,322	Harbor International Growth Fund	1,469
19,105	Harbor Global Leaders Fund	573
TOTAL EQUITY FUNDS
(Cost $11,174)		11,701

FIXED INCOME FUNDS—40.4%
Shares		Value
183,759	Harbor High-Yield Bond Fund	$1,816
124,237	Harbor High-Yield Opportunities Fund	1,210
193,641	Harbor Core Bond Fund	2,029
173,613	Harbor Bond Fund	2,026
92,839	Harbor Real Return Fund	865
TOTAL FIXED INCOME FUNDS
(Cost $7,817)		7,946
TOTAL INVESTMENTS—100.0%
(Cost $18,991)		19,647
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$19,647

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2018 through July 31, 2019.
Underlying Funds	Beginning Balance as of 11/01/2018 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Capital Appreciation Fund	$758	$325	$(159)	$17	$27	$70	$2
Harbor Strategic Growth Fund	376	111	(53)	51	3	9	1
Harbor Mid Cap Growth Fund	626	309	(200)	16	39	102	–
Harbor Small Cap Growth Fund	553	327	(141)	(15)	7	114	–
Harbor Large Cap Value Fund	1,326	406	(188)	134	41	22	15
Harbor Mid Cap Value Fund	889	414	(132)	(15)	(4)	50	15
Harbor Small Cap Value Fund	668	330	(139)	(8)	26	61	3
Harbor International Fund	1,139	817	(99)	(330)	(60)	428	17
Harbor Diversified International All Cap Fund	1,140	393	(109)	41	2	33	14
Harbor International Growth Fund	1,150	290	(142)	158	13	–	9
Harbor Global Leaders Fund	444	109	(66)	71	15	10	–
Harbor High-Yield Bond Fund	1,403	597	(219)	40	(5)	–	72
Harbor High-Yield Opportunities Fund	936	387	(137)	31	(7)	–	45
Harbor Core Bond Fund	–	2,096	(151)	81	3	–	25
Harbor Bond Fund	3,113	911	(2,107)	186	(77)	–	63
Harbor Real Return Fund	603	332	(108)	40	(2)	–	14
Total	$15,124	$8,154	$(4,150)	$498	$21	$899	$295

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2040 Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—69.6%
Shares		Value
21,388	Harbor Capital Appreciation Fund	$1,615
37,109	Harbor Strategic Growth Fund	813
117,337	Harbor Mid Cap Growth Fund	1,305
91,682	Harbor Small Cap Growth Fund	1,205
180,229	Harbor Large Cap Value Fund	2,869
93,271	Harbor Mid Cap Value Fund	1,911
43,630	Harbor Small Cap Value Fund	1,449
65,832	Harbor International Fund	2,447
228,331	Harbor Diversified International All Cap Fund	2,452
156,574	Harbor International Growth Fund	2,438
32,360	Harbor Global Leaders Fund	970
TOTAL EQUITY FUNDS
(Cost $18,390)		19,474

FIXED INCOME FUNDS—30.4%
Shares		Value
210,315	Harbor High-Yield Bond Fund	$2,078
141,337	Harbor High-Yield Opportunities Fund	1,376
241,871	Harbor Core Bond Fund	2,535
216,978	Harbor Bond Fund	2,532
TOTAL FIXED INCOME FUNDS
(Cost $8,366)		8,521
TOTAL INVESTMENTS—100.0%
(Cost $26,756)		27,995
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$27,995

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2018 through July 31, 2019.
Underlying Funds	Beginning Balance as of 11/01/2018 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Capital Appreciation Fund	$1,422	$458	$(344)	$(3)	$82	$128	$3
Harbor Strategic Growth Fund	699	118	(97)	88	5	17	2
Harbor Mid Cap Growth Fund	1,159	408	(360)	30	68	185	–
Harbor Small Cap Growth Fund	1,030	435	(241)	(6)	(13)	204	–
Harbor Large Cap Value Fund	2,459	451	(344)	143	160	40	27
Harbor Mid Cap Value Fund	1,633	545	(229)	(120)	82	90	28
Harbor Small Cap Value Fund	1,234	425	(237)	(26)	53	110	5
Harbor International Fund	2,098	1,196	(139)	(606)	(102)	780	31
Harbor Diversified International All Cap Fund	2,100	433	(159)	72	6	59	26
Harbor International Growth Fund	2,134	265	(269)	267	41	–	16
Harbor Global Leaders Fund	842	113	(140)	127	28	19	–
Harbor High-Yield Bond Fund	1,799	533	(295)	42	(1)	–	88
Harbor High-Yield Opportunities Fund	1,191	344	(187)	37	(9)	–	55
Harbor Core Bond Fund	–	2,654	(230)	103	8	–	33
Harbor Bond Fund	4,250	871	(2,734)	242	(97)	–	86
Total	$24,050	$9,249	$(6,005)	$390	$311	$1,632	$400

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2045 Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—73.8%
Shares		Value
12,192	Harbor Capital Appreciation Fund	$920
21,187	Harbor Strategic Growth Fund	464
66,080	Harbor Mid Cap Growth Fund	735
51,691	Harbor Small Cap Growth Fund	679
103,492	Harbor Large Cap Value Fund	1,648
53,268	Harbor Mid Cap Value Fund	1,092
24,787	Harbor Small Cap Value Fund	823
37,189	Harbor International Fund	1,382
128,900	Harbor Diversified International All Cap Fund	1,384
88,808	Harbor International Growth Fund	1,383
18,732	Harbor Global Leaders Fund	562
TOTAL EQUITY FUNDS
(Cost $10,792)		11,072

FIXED INCOME FUNDS—26.2%
Shares		Value
99,027	Harbor High-Yield Bond Fund	$978
66,442	Harbor High-Yield Opportunities Fund	647
73,391	Harbor Core Bond Fund	769
131,620	Harbor Bond Fund	1,536
TOTAL FIXED INCOME FUNDS
(Cost $3,860)		3,930
TOTAL INVESTMENTS—100.0%
(Cost $14,652)		15,002
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$15,002

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2018 through July 31, 2019.
Underlying Funds	Beginning Balance as of 11/01/2018 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Capital Appreciation Fund	$793	$259	$(168)	$8	$28	$74	$2
Harbor Strategic Growth Fund	394	97	(79)	51	1	10	1
Harbor Mid Cap Growth Fund	631	240	(184)	14	34	105	–
Harbor Small Cap Growth Fund	556	265	(127)	(18)	3	115	–
Harbor Large Cap Value Fund	1,392	331	(242)	120	47	23	15
Harbor Mid Cap Value Fund	918	366	(169)	(25)	2	52	16
Harbor Small Cap Value Fund	681	280	(151)	(15)	28	62	2
Harbor International Fund	1,178	798	(185)	(297)	(112)	447	18
Harbor Diversified International All Cap Fund	1,182	356	(195)	34	7	34	15
Harbor International Growth Fund	1,188	230	(204)	135	34	–	9
Harbor Global Leaders Fund	482	92	(100)	65	23	11	–
Harbor High-Yield Bond Fund	755	383	(180)	27	(7)	–	39
Harbor High-Yield Opportunities Fund	499	250	(116)	19	(5)	–	24
Harbor Core Bond Fund	–	864	(127)	30	2	–	10
Harbor Bond Fund	1,761	569	(870)	106	(30)	–	41
Total	$12,410	$5,380	$(3,097)	$254	$55	$933	$192

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2050 Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—83.9%
Shares		Value
24,271	Harbor Capital Appreciation Fund	$1,832
42,234	Harbor Strategic Growth Fund	925
130,784	Harbor Mid Cap Growth Fund	1,454
102,484	Harbor Small Cap Growth Fund	1,347
206,884	Harbor Large Cap Value Fund	3,294
106,247	Harbor Mid Cap Value Fund	2,177
49,466	Harbor Small Cap Value Fund	1,642
73,743	Harbor International Fund	2,741
255,418	Harbor Diversified International All Cap Fund	2,743
176,415	Harbor International Growth Fund	2,747
37,439	Harbor Global Leaders Fund	1,123
TOTAL EQUITY FUNDS
(Cost $20,556)		22,025

FIXED INCOME FUNDS—16.1%
Shares		Value
196,149	Harbor High-Yield Opportunities Fund	$1,910
74,240	Harbor Core Bond Fund	778
133,054	Harbor Bond Fund	1,553
TOTAL FIXED INCOME FUNDS
(Cost $4,170)		4,241
TOTAL INVESTMENTS—100.0%
(Cost $24,726)		26,266
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$26,266

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2018 through July 31, 2019.
Underlying Funds	Beginning Balance as of 11/01/2018 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Capital Appreciation Fund	$1,703	$345	$(284)	$18	$50	$152	$3
Harbor Strategic Growth Fund	845	97	(120)	101	2	20	3
Harbor Mid Cap Growth Fund	1,341	390	(370)	62	31	214	–
Harbor Small Cap Growth Fund	1,173	425	(217)	–	(34)	233	–
Harbor Large Cap Value Fund	2,973	353	(370)	183	155	47	31
Harbor Mid Cap Value Fund	1,944	522	(240)	(128)	79	104	32
Harbor Small Cap Value Fund	1,435	415	(234)	(25)	51	125	5
Harbor International Fund	2,509	1,357	(296)	(612)	(217)	905	36
Harbor Diversified International All Cap Fund	2,524	452	(316)	79	4	69	30
Harbor International Growth Fund	2,529	212	(333)	309	30	–	18
Harbor Global Leaders Fund	1,044	75	(173)	146	31	23	–
Harbor High-Yield Opportunities Fund	1,511	606	(246)	54	(15)	–	72
Harbor Core Bond Fund	–	790	(45)	32	1	–	10
Harbor Bond Fund	1,860	453	(839)	106	(27)	–	41
Total	$23,391	$6,492	$(4,083)	$325	$141	$1,892	$281

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2055 Fund
Portfolio of Investments— July 31, 2019 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—93.0%
Shares		Value
5,940	Harbor Capital Appreciation Fund	$448
10,289	Harbor Strategic Growth Fund	226
31,653	Harbor Mid Cap Growth Fund	352
24,512	Harbor Small Cap Growth Fund	322
50,256	Harbor Large Cap Value Fund	800
25,666	Harbor Mid Cap Value Fund	526
11,812	Harbor Small Cap Value Fund	392
18,065	Harbor International Fund	672
62,650	Harbor Diversified International All Cap Fund	673
42,990	Harbor International Growth Fund	669
9,294	Harbor Global Leaders Fund	279
TOTAL EQUITY FUNDS
(Cost $5,358)		5,359

FIXED INCOME FUNDS—7.0%
Shares		Value
18,774	Harbor High-Yield Opportunities Fund	$183
19,157	Harbor Bond Fund	223
TOTAL FIXED INCOME FUNDS
(Cost $399)		406
TOTAL INVESTMENTS—100.0%
(Cost $5,757)		5,765
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—
TOTAL NET ASSETS—100.0%		$5,765

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated Funds during the period November 1, 2018 through July 31, 2019.
Underlying Funds	Beginning Balance as of 11/01/2018 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sale of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Capital Appreciation Fund	$296	$169	$(36)	$16	$3	$28	$1
Harbor Strategic Growth Fund	147	71	(14)	22	–	4	–
Harbor Mid Cap Growth Fund	233	129	(32)	18	4	40	–
Harbor Small Cap Growth Fund	209	135	(20)	(2)	–	44	–
Harbor Large Cap Value Fund	518	252	(43)	65	8	9	7
Harbor Mid Cap Value Fund	338	226	(29)	(9)	–	20	6
Harbor Small Cap Value Fund	252	159	(26)	4	3	24	1
Harbor International Fund	439	434	(45)	(130)	(26)	169	7
Harbor Diversified International All Cap Fund	438	266	(48)	17	–	13	5
Harbor International Growth Fund	442	207	(50)	67	3	–	3
Harbor Global Leaders Fund	182	77	(18)	34	4	4	–
Harbor High-Yield Opportunities Fund	117	90	(27)	5	(2)	–	6
Harbor Bond Fund	145	115	(46)	10	(1)	–	4
Total	$3,756	$2,330	$(434)	$117	$(4)	$355	$40

Harbor Target Retirement Funds
Notes to Portfolios of Investments— July 31, 2019 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2019, the Trust consists of 34 separate portfolios. The portfolios covered by this report are: Harbor Target Retirement Income Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund, Harbor Target Retirement 2050 Fund, and Harbor Target Retirement 2055 Fund (individually referred to as a “Fund” and collectively referred to as the “Funds” or “Target Retirement Funds”).  The Funds invest in a combination of other funds of the Trust (the “Underlying Funds”).  Harbor Capital Advisors, Inc. (the “Adviser”) is the investment adviser for the Funds and the Underlying Funds.  The Underlying Funds are managed by subadvisers, none of which is affiliated with the Adviser.
Note 2—Significant Accounting Policies
Security Valuation
The holdings of each Target Retirement Fund consist entirely of Institutional Class shares of the Underlying Funds, which are valued at their respective net asset values each business day.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable. At July 31, 2019, all investments held by each Fund (as disclosed in the Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at July 31, 2019 or October 31, 2018.
Description of the Underlying Funds
In pursuing its investment objectives and strategies, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the Target Retirement Funds’ prospectus and statement of additional information, as well as the prospectus of each of the Underlying Funds. The accounting policies of each of the Underlying Funds are disclosed in each Underlying Fund’s respective shareholder report. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by the investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Funds’ website at harborfunds.com for more information on the types of investment held by each Fund and the related accounting policies.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.TR.0719